NORTHWESTERN MUTUAL LIFE

720 East Wisconsin Avenue

Milwaukee, WI 53202

414-665-2052

May 3, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account/CompLife
File No. 33-89188
EDGAR CIK: 0000742277

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated April 30, 2007 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 16 (the “Amendment”) to the Registration statement on Form N-6. This Amendment was filed electronically on April 20, 2007.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA
Michael J. Mazza
Assistant General Counsel &
Assistant Secretary